Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities as of September 30, 2021 were as follows (in thousands):

Years Ending December 31,
2021 (remaining three months)	$132
2022	432
2023	445
2024	459
2025	472
2026	486
Thereafter	501

Total operating lease payments	2,927
Less: imputed interest	(572)

Total operating lease liabilities	$2,355

The following table presents the lease liabilities within the balance sheet, related to the Company’s operating leases as of December 31, 2020 (in thousands):

Years Ending December 31,
2021	$528
2022	432
2023	445
2024	459
2025	472
Thereafter	987

Total operating lease payments	$3,323

Less: imputed interest	(703)
Total operating lease liabilities	$2,620